CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Statement [Abstract]
Net revenue		$ 1,558	$ 1,303	$ 1,161
Cost of sales		444	391	386
Gross profit		1,114	912	775
Operating expenses:
Sales and marketing		348	299	348
Research and development		188	161	186
General and administrative		235	182	170
Amortization of intangibles		143	146	153
Restructuring charges (Note 9)		2	6	19
Total operating expenses		916	794	876
Operating income (loss)		198	118	(101)
Interest expense and other, net		(307)	(296)	(308)
Foreign exchange gain (loss), net		(104)	21	30
Loss from continuing operations before income taxes		(213)	(157)	(379)
Provision for income tax expense		5	38	29
Loss from continuing operations		(218)	(195)	(408)
Loss from discontinued operations, net of taxes		(71)	(41)	(104)
Net loss		(289)	$ (236)	$ (512)
Less: Net loss attributable to redeemable noncontrolling interests		(171)
Net loss attributable to McAfee Corp.		(118)
Net loss attributable to McAfee Corp.:
Loss from continuing operations attributable to McAfee Corp.		(55)
Loss from discontinued operations attributable to McAfee Corp.		(63)
Net loss attributable to McAfee Corp.		$ (118)
Loss per share attributable to McAfee Corp., basic:
Continuing operations		$ (0.34)
Discontinued operations		(0.39)
Loss per share, basic	[1]	(0.73)
Loss per share attributable to McAfee Corp., diluted:
Continuing operations		(0.34)
Discontinued operations		(0.39)
Loss per share, diluted	[1]	$ (0.73)
Weighted average shares of Class A common stock outstanding, basic		162.3
Weighted-average shares outstanding, diluted		162.3

[1]	Basic and diluted earnings per share of Class A common stock are applicable only for the period from October 22, 2020 through December 26, 2020, which is the period following the initial public offering (“IPO”) and related Reorganization Transactions (as defined in Note 1 to the Consolidated Financial Statements). See Note 17 Net Loss per Share, to the Notes to Consolidated Financial Statements for the number of shares used in the computation of net loss per share of Class A common stock and the basis for the computation of net loss per share.